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                             UNITED STATES              -----------------------
                  SECURITIES AND EXCHANGE COMMISSION       OMB APPROVAL
                         Washington, DC 20549           ------------------------
                                                        OMB Number:    3235-0456
                               FORM 24F-2               Expires: August 31, 2000
                   Annual Notice of Securities Sold     Estimated average burden
                        Pursuant to Rule 24f-2          hours per response.....1
                                                        ------------------------

        Read instructions at end of Form before preparing Form.
                         Please print or type.


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1.      Name and address of issuer:

        Mutual of America Investment Corporation
        320 Park Avenue
        New York, NY  10022


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2.      The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

        Money Market, All America, Bond, Composite, Mid-Term Bond, Short-Term Bond, Equity Index, Aggressive Equity

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3.      Investment Company Act File Number:    811-5084

        Securities Act File Number:     33-6486


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4(a).   Last day of fiscal year for which this Form is filed:

                     December 31, 1998

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4(b).   [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).   [ ] Check box if this is the last time the issuer will be filing this
            Form.



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5. Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during the        $275,842,517
          fiscal year pursuant to section 24(f):                    ------------

   (ii)   Aggregate price of securities redeemed or                 $215,248,111
          repurchased during the fiscal year:                       ------------

   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees payable
          to the Commission:                                        $
                                                                    ------------

   (iv)   Total available redemption credits [add Items 5(ii)
          and 5(iii):                                               $215,248,111
                                                                    ------------

   (v)    Net sales-if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                     $ 60,594,406
                                                                    ------------

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   (vi)   Redemption credits available for use in future years      $(      )
          -if Item 5(i) is less than Item 5(iv) [subtract Item       --------
          5(iv) from Item 5(i)]:

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   (vii)  Multiplier for determining registration fee (See            x  .000278
          Instruction C.9):                                            ---------

   (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):                       =$  16,845
                                                                        ========

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6. Prepaid Shares

   If the response to item 5(i) was determineed by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted
here:        .  If there is a number of shares or other units that were
     --------
registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state that number here:       .
                                          -------

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7. Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$
                                                                  --------------

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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:


                                                                =$        16,845
                                                                  --------------

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

            February 24,1999


       Method of Delivery:

                   [x] Wire Transfer
                   [ ] Mail or other means


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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  Signature on file with original
                          ------------------------------------------------------
                           John Greed, Executive Vice President and Treasurer
                          ------------------------------------------------------


Date  2/26/99
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 *Please print the name and title of the signing officer below the signature.